Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2022
Acquisitions & Divestitures
Acquisitions & Divestitures

NOTE F. ACQUISITIONS & DIVESTITURES

Acquisitions

Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated, were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.

2022

In 2022, the company completed eight acquisitions at an aggregate cost of $2,650 million. Each acquisition is expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.

Acquisition	Segment	Description of Acquired Business
First Quarter
Envizi	Software	Data and analytics software provider for environmental performance management
Sentaca	Consulting	Telco consulting services and solutions provider specializing in automation, cloud migration, and future networks for telecommunications providers
Neudesic	Consulting	Application development and cloud computing services company
Second Quarter
Randori	Software	Leading attack surface management (ASM) and cybersecurity provider
Databand.ai	Software	Proactive data observability platform that isolates data errors and issues to alert relevant stakeholders
Third Quarter
Omnio	Software	Developer of software connectors used in the collection of raw data for various Industrial Internet of Things (IoT) applications
Fourth Quarter
Dialexa	Consulting	Digital product engineering services firm
Octo	Consulting	IT modernization and digital transformation services provider exclusively serving the U.S. federal government

At December 31, 2022, the remaining cash to be remitted by the company related to certain 2022 acquisitions was $238 million, of which $139 million is expected to be paid in 2023 and the remaining amount is expected to be paid in 2024.

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2022.

($ in millions)
	Amortization		Other
	Life (in Years)	Octo	Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		13	7
Intangible assets
Goodwill	N/A	826	1,062
Client relationships	7	370	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,374	$1,460
Current liabilities		54	51
Noncurrent liabilities		57	22
Total liabilities assumed		$110	$73
Total purchase price		$1,263	$1,387

N/A–Not applicable

The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.

The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected.

Octo–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.0 years. Goodwill of $706 million and $120 million was assigned to the Consulting and Software segments, respectively. It is expected that 24 percent of the goodwill will be deductible for tax purposes.

Other acquisitions–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.7 years. Goodwill of $624 million and $438 million was assigned to the Consulting and Software segments, respectively. It is expected that 52 percent of the goodwill will be deductible for tax purposes.

The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.

2023 Transactions–In February 2023, the company acquired StepZen, Inc., developer of GraphQL to help build application programming interfaces (APIs) quickly and with less code. StepZen will be integrated into the Software segment. The financial terms related to the acquisition were not material. Additionally, in February 2023, the company signed a definitive agreement to acquire NS1, a leading provider of network automation SaaS solutions. Upon closing, NS1 will be integrated into the Software segment. The transaction is expected to close in the first half of 2023, subject to customary closing conditions, including regulatory clearance.

2021

In 2021, the company completed fifteen acquisitions at an aggregate cost of $3,341 million.

Acquisition	Segment	Description of Acquired Business
First Quarter
Nordcloud	Consulting	Consulting company providing services in cloud implementation, application transformation and managed services
Taos Mountain, LLC (Taos)	Consulting	Leading cloud professional and managed services provider
StackRox	Software	Innovator in container and Kubernetes-native security
Second Quarter
Turbonomic, Inc. (Turbonomic)	Software	Application Resource Management and Network Performance Management software provider
ECX Copy Data Management business from Catalogic Software, Inc.	Software	Smart data protection solution
Waeg	Consulting	Leading Salesforce consulting partner
myInvenio	Software	Process mining software company
Third Quarter
VEVRE Software business from Volta, Inc.	Software	Cloud-native virtual routing engine
BoxBoat Technologies	Consulting	Premier DevOps consultancy and enterprise Kubernetes certified service provider
Bluetab Solutions Group	Consulting	Data solutions service provider
Fourth Quarter
SXiQ Digital Pty Ltd	Consulting	Digital transformation services company specializing in cloud applications, cloud platforms and cloud cybersecurity
McD Tech Labs from McDonald’s	Software	Asset purchase to accelerate the development and deployment of McDonald’s Automated Order Taking (AOT) technology
ReaQta	Software	Provider of endpoint security solutions designed to leverage AI to automatically identify and manage threats
Adobe Workfront practice from Rego Consulting Corporation	Consulting	Work management software consulting for enterprise clients
Phlyt	Software	Cloud-native development consultancy

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2022. Net purchase price adjustments recorded in 2022 primarily related to deferred tax assets and liabilities.

($ in millions)
	Amortization		Other
	Life (in Years)	Turbonomic	Acquisitions
Current assets		$115	$112
Property, plant and equipment/noncurrent assets		11	18
Intangible assets
Goodwill	N/A	1,390	1,073
Client relationships	4—10	309	196
Completed technology	4—7	117	206
Trademarks	1—6	15	31
Total assets acquired		$1,957	$1,636
Current liabilities		73	68
Noncurrent liabilities		55	56
Total liabilities assumed		$128	$124
Total purchase price		$1,829	$1,512

N/A–Not applicable

The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.

Turbonomic–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 9.0 years. Goodwill of $1,325 million and $65 million was assigned to the Software and Consulting segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes.

Other acquisitions–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years. Goodwill of $633 million and $440 million was assigned to the Consulting and Software segments, respectively. It is expected that nine percent of the goodwill will be deductible for tax purposes.

The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.

2020

In 2020, the company completed seven acquisitions at an aggregate cost of $723 million.

Acquisition	Segment	Description of Acquired Business
First Quarter
Stratoss Lifecycle Manager business (Stratoss) from Accanto Systems Oy	Software	Cloud native business designed to deliver web-scale levels of operational automation for the cloud-based networking world
Second Quarter
Automated Security Assurance Platform business (ASAP) from Spanugo Inc.	Software	Cloud cybersecurity platform, integrated into the IBM public cloud to further meet the security demands of clients in highly regulated industries
Third Quarter
WDG Soluções Em Sistemas E Automação De Processos LTDA (WDG Automation)	Software	Provider of robotic process automation
Fourth Quarter
Instana	Software	Application performance monitoring and observability company which helps businesses better manage applications that span the hybrid cloud landscape
TruQua Enterprises, LLC (TruQua)	Consulting	IT services provider and SAP development partner
Expertus Technologies Inc. (Expertus)	Consulting	Provider of cloud solutions for the financial services industry
7Summits LLC (7Summits)	Consulting	Leading Salesforce partner that delivers transformative digital experiences across industries

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2020.

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets		$35
Property, plant and equipment/noncurrent assets		7
Intangible assets
Goodwill	N/A	575
Client relationships	5—7	84
Completed technology	2—7	73
Trademarks	1—7	11
Total assets acquired		$784
Current liabilities		19
Noncurrent liabilities		41
Total liabilities assumed		$61
Total purchase price		$723

N/A—Not applicable

The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.

The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.8 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time. Goodwill of $362 million, $205 million and $8 million was assigned to the

Software, Consulting and Infrastructure segments, respectively. The goodwill recorded as a result of these acquisitions was not deductible for tax purposes.

Divestitures

2022

Healthcare Software Assets–In January 2022, IBM and Francisco Partners (Francisco) signed a definitive agreement in which Francisco would acquire IBM’s healthcare data and analytics assets reported within Other‒divested businesses for $1,065 million. Refer to note E, “Segments,” for additional information. The assets included Health Insights, MarketScan, Clinical Development, Social Program Management, Micromedex, and imaging software offerings. In addition, IBM is providing Francisco with transition services including IT and other services. The closing completed for the U.S. and Canada on June 30, 2022 and subsequent closings were completed in most other countries during the second half of 2022. The company expects to close the remaining countries by the first half of 2023.

On June 30, 2022, the company received a cash payment of $1,065 million. The total pre-tax gain recognized on this transaction as of December 31, 2022 was $258 million and was recorded in other (income) and expense in the Consolidated Income Statement. Any pre-tax gains related to the subsequent wave closings are not expected to be material. The total gain on sale may change in the future due to changes in transaction estimates however, such changes are not expected to be material.

Other Divestitures–In the first quarter of 2022, the Infrastructure segment completed one divestiture. The financial terms related to this transaction were not material.

2021

Kyndryl–On November 3, 2021, the company completed the separation of Kyndryl. Refer to note C, “Separation of Kyndryl,” for additional information.

Other Divestitures–In 2021, the company completed two divestitures reported in the Software segment and one divestiture reported in Other–divested businesses. In the third quarter of 2021, IBM completed the sale of the company’s remaining OEM commercial financing capabilities reported within the Financing segment. The financial terms related to each of these transactions did not have a material impact to IBM's Consolidated Financial Statements.

2020

There were no divestitures completed during the year ended December 31, 2020.